Shareholder Report, Holdings (Details)	Jun. 30, 2024 [1]
The Merger Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Merger Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
The Merger Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
The Merger Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
The Merger Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
The Merger Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
The Merger Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
The Merger Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
The Merger Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
The Merger Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
The Merger Fund Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Merger Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
The Merger Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
The Merger Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
The Merger Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
The Merger Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
The Merger Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
The Merger Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
The Merger Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
The Merger Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Percentage of total investments as of June 30, 2024.